Note 12 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
12.	SHARE CAPITAL

a)	Authorized

Unlimited number of preference shares with
no
par value

Unlimited number of common shares with
no
par value

b)	Common shares - Transactions:

(i)
On
March 4, 2011,
the Company closed a non-brokered private placement financing of
2,500,000
units (each a "Unit") at
$0.60
per Unit and an over-allotment of
1,158,668
Units for gross proceeds of
$2,195,200
(the "Financing"). Each Unit is comprised of
one
common share (each a "Common Share") in the capital of the Company and one
non-transferable common share purchase warrant (each a "Warrant"). Each Warrant entitles the holder to purchase one
Common Share at an exercise price of
$0.75
per share until
September 4, 2012.
The Warrants are callable, at the option of Lingo Media, after
July 5, 2011
in the event its Common Shares trade at or over
$1.20
per share for
10
consecutive trading days.

On
August 23, 2012,
the expiry date of the Warrants was extended for additional
18
months to
March 4, 2014
with all other conditions remaining the same. On
February 21, 2014,
the expiry date of the warrants was extended for an additional
2
years to
March 4, 2016
with all other terms remaining consistent. During
2016,
600,000
warrants were exercised for
$450,000,
and the remaining expired on
March 4, 2016.

(ii)
On
May 11, 2011,
Lingo Media closed a non-brokered private placement financing of
1,875,000
units at
$0.60
per Unit for gross proceeds of
$1,125,000
(the "Second Financing"). Each Unit is comprised of
one
common share in the capital of the Company and
one
non-transferable common share purchase warrant. Each Warrant entitles the holder to purchase one
Common Share at an exercise price of
$0.75
per share until
November 11, 2012.
The Warrants are callable, at the option of Lingo Media, after
September 11, 2011
in the event its Common Shares trade at or over
$1.20
per share for
10
consecutive trading days.

On
August 23, 2012,
the expiry date of the Warrants from the Second Financing was extended for an additional
18
months to
May 11, 2014
with all other conditions remaining the same. Additionally, on
February 21, 2014,
the warrants were extended for an additional
2
years to
May 11, 2016
with all other terms remaining consistent. During
2016,
1,811,683
warrants were exercised for
$1,358,762,
and the remaining expired on
May 11, 2016.

(iii)
On
August 27, 2014,
the Company extended the term of the
$880,000
loan to
September 8, 2015,
originally advanced on
September 8, 2010,
and previously extended for a further
one
-year term on
September 8, 2011,
2012
and
2013.
As additional consideration for the extension of the loan, the Company issued to the lenders an aggregate of
600,000
common shares of Lingo Media. The common shares were valued at a market price of
$0.10
per share. In the absence of a reliable measure of the services received, the services have been measured at the fair value of the common shares issued.

(iv)
On
April 17, 2015,
Lingo Media closed a non-brokered private placement financing of
5,000,000
units at
$0.10
per Unit for gross proceeds of
$500,000.
Each Unit is comprised of
one
common share in the capital of the Company and
one
common share purchase warrant. Each Warrant entitles the holder to purchase one
Common Share at an exercise price of
$0.125
per share until
April 17, 2016.
The securities issued pursuant to the Financing will be subject to a
4
-month regulatory hold period commencing from
April 17, 2015.
One director of the Company participated in the private placement and subscribed to
400,000
Units for a total price of
$40,000.
During
2016,
3,300,000
warrants were exercised for
$412,500,
and the remaining expired on
April 17, 2016.

c)	Stock options exercise

In
2016,
299,166
stock options were exercised. Each stock option entitled the holder to one
common share of the Company at an exercise price of
$0.13,
$0.14,
$0.24
and
$0.66
for the gross proceeds of
$52,567.
These options had a grant date fair value of
$0.0674,
$0.0721,
$0.1443
and
$0.5174
respectively. The weighted average exercise price on the date of exercise of these options was
$0.18.

d)	Warrants exercise

In
2016,
5,711,683
warrants were exercised. Each warrant entitled the holder to one
common share of the Company at an exercise price of
$0.125
and
$0.75
for the gross proceeds of
$2,221,262.
These warrants had a grant date fair value of
$0.014,
$0.241
and
$0.272.
The weighted average exercise price on the date of exercise of these warrants was
$0.39.